Business Combination and Divestiture of Wholly Owned Subsidiaries (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2024	Jul. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Professional fees					$ 569,431
Revenues				$ 104,418,809	89,811,240
Intangible amortization expense					3,054,088
Depreciation expense					6,725,306
Finance lease interest expense					1,126,167
Finance lease amortization					2,436,636
Finance lease interest expense decrease					815,408
Offering costs				$ 243,786
Preferred Shareholder [Member]
Business Combination [Line Items]
Dividend					$ 6,353,869
Convertible Preferred Stock Series A [Member]
Business Combination [Line Items]
Purchase price		$ 11,100,000
Dividend		$ 10,800,000
Endeavor Entities [Member]
Business Combination [Line Items]
Revenues			$ 28,045,368
Endeavor Crude, LLC [Member]
Business Combination [Line Items]
Purchase price	$ 116,300,000
Endeavor Crude, LLC [Member] | Common Stock [Member]
Business Combination [Line Items]
Number of stock issued	33,621
Endeavor Crude, LLC [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Number of stock issued	107,789